Segment Reporting - Reconciliation of Adjusted LBIT to net (loss)/income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting
Adjusted LBIT	$ (53,301)	$ (46,227)	$ (9,587)
Interest income	1,220	502	451
Equity in earnings of equity investees, net of tax	33,653	66,244	22,572
Interest expense	(1,455)	(1,631)	(1,404)
Income tax expense	(3,080)	(4,331)	(1,605)
Net (loss)/income	$ (22,963)	$ 14,557	$ 10,427